Related party transactions (Schedule of Amounts Due from/to Related Parties) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Related party transactions [Line Items]
Amounts due from related parties, current	¥ 11,190	$ 1,720	¥ 135,245
Amounts due from related parties, non-current	20,000	3,074	0
Amounts due to related parties	30,502	$ 4,688	91,245
Bigo [Member]
Related party transactions [Line Items]
Amounts due from related parties, current	9,831		31,528
Other Related Party [Member]
Related party transactions [Line Items]
Amounts due from related parties, current	1,359		12,573
Amounts due to related parties	2,990		5,198
Guangzhou Chenjun [Member]
Related party transactions [Line Items]
Amounts due from related parties, current			58,144
Xingxue [Member]
Related party transactions [Line Items]
Amounts due from related parties, current			20,000
Amounts due to related parties	50		42,128
Shanghai Rongyi [Member]
Related party transactions [Line Items]
Amounts due from related parties, current			13,000
Guangzhou Sunhongs [Member]
Related party transactions [Line Items]
Amounts due to related parties	8,432		10,925
Guangzhou Kuyou [Member]
Related party transactions [Line Items]
Amounts due to related parties	7,583		30,996
Yunke Online [Member]
Related party transactions [Line Items]
Amounts due from related parties, non-current	20,000
Shanghai Ansha [Member]
Related party transactions [Line Items]
Amounts due to related parties	6,178
Zhuhai Daren [Member]
Related party transactions [Line Items]
Amounts due to related parties	¥ 5,269		¥ 1,998